PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 28,863	$ 22,485
Accumulated depreciation	19,056	16,810
Depreciated cost	9,807	5,675
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,503	15,477
Accumulated depreciation	14,737	12,712
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,309	4,228
Accumulated depreciation	2,682	2,607
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	1,637	1,491
Buildings and Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,051	$ 2,780